Schedule of Warrant Derivative Liability (Details) - Warrants [member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 472,899	$ 1,804,572
Warrants issued during the period		621,500
Warrant extinguished during the period		(479,535)
Exercise of warrants	(822,950)	(3,064,400)
Change in fair value of derivative	686,504	1,590,762
Effect of change in functional currency	(309,006)
Foreign exchange difference	(22,620)
End of the period	$ 4,827	$ 472,899